SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$135	$64	$1,340	$3,759	$14,642	$2,757	$559	$23,256
Inter-segment and other revenues[1]	957	(71)	—	2	56	8	—	952	i
Segmented revenues	1,092	(7)	1,340	3,761	14,698	2,765	559	24,208
FFO from equity accounted investments[1]	87	49	38	463	161	227	74	1,099	ii
Interest expense	—	(126)	(275)	(476)	(574)	(932)	(22)	(2,405)	iii
Current income taxes	—	(24)	(31)	(183)	(76)	(5)	(11)	(330)	iv
FFO[1]	573	(128)	122	245	264	223	100	1,399	v
Common equity	4,754	(8,171)	5,049	2,781	3,620	31,542	2,077	41,652
Equity accounted investments	4,351	2,202	2,062	10,298	3,341	22,584	410	45,248
Additions to non-current assets[2]	—	706	845	1,639	9,224	5,704	38	18,156
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 64%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2022, $347 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT DEC. 31, 2021 AND FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$91	$94	$1,279	$2,853	$11,134	$2,226	$609	$18,286
Inter-segment and other revenues[1]	1,134	(6)	—	3	128	8	—	1,267	i
Segmented revenues	1,225	88	1,279	2,856	11,262	2,234	609	19,553
FFO from equity accounted investments[1]	74	8	52	401	86	182	13	816	ii
Interest expense	—	(100)	(223)	(372)	(362)	(757)	(17)	(1,831)	iii
Current income taxes	—	(10)	(22)	(93)	(119)	—	(2)	(246)	iv
FFO[1]	688	(61)	88	317	337	189	42	1,600	v
Common equity	4,905	(8,942)	5,264	3,022	3,565	32,004	2,392	42,210
Equity accounted investments	4,496	2,056	1,801	9,569	2,945	24,829	404	46,100
Additions to non-current assets[2]	—	797	300	514	410	6,462	67	8,550
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2021, $376 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$240	$102	$2,586	$7,245	$28,066	$5,744	$1,155	$45,138
Inter-segment and other revenues[1]	2,120	(70)	—	3	128	15	—	2,196	i
Segmented revenues	2,360	32	2,586	7,248	28,194	5,759	1,155	47,334
FFO from equity accounted investments[1]	212	72	136	923	290	452	83	2,168	ii
Interest expense	—	(243)	(524)	(894)	(1,039)	(1,801)	(42)	(4,543)	iii
Current income taxes	—	(47)	(73)	(307)	(155)	(12)	(19)	(613)	iv
FFO[1]	1,202	(234)	192	360	483	821	172	2,996	v
Additions to non-current assets[2]	—	855	2,257	2,989	9,904	13,540	113	29,658
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 64%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2022, $851 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$168	$180	$2,368	$5,616	$20,846	$4,320	$1,198	$34,696
Inter-segment and other revenues[1]	2,539	(7)	—	4	283	16	—	2,835	i
Segmented revenues	2,707	173	2,368	5,620	21,129	4,336	1,198	37,531
FFO from equity accounted investments[1]	311	23	77	828	173	335	25	1,772	ii
Interest expense	—	(208)	(436)	(734)	(725)	(1,524)	(34)	(3,661)	iii
Current income taxes	—	(24)	(38)	(190)	(312)	(32)	(5)	(601)	iv
FFO[1]	1,324	(94)	911	447	1,329	439	65	4,421	v
Additions to non-current assets[2]	—	860	3,248	1,342	2,461	9,652	77	17,640
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2021, $1.3 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments	The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
Consolidated equity accounted income	$564	$488	$1,407	$1,156
Non-FFO items from equity accounted investments[1]	535	328	761	616
FFO from equity accounted investments	$1,099	$816	$2,168	$1,772
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
Current income tax expense	$(330)	$(246)	$(613)	$(601)
Deferred income tax recovery (expense)	189	(301)	(236)	(490)
Income tax expense	$(141)	$(547)	$(849)	$(1,091)

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2022	2021	2022	2021
Net income		$1,475	$2,429	$4,435	$6,205
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		535	328	761	616
Fair value changes		397	(377)	(1,383)	(2,471)
Depreciation and amortization		1,886	1,571	3,697	3,081
Deferred income taxes		(189)	301	236	490
Realized disposition gains in fair value changes or equity	vi	152	488	520	2,212
Non-controlling interests in FFO		(2,857)	(3,140)	(5,270)	(5,712)
Total FFO		$1,399	$1,600	$2,996	$4,421

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
U.S.	$5,441	$4,294	$11,015	$9,023
Canada	2,903	1,793	5,433	3,289
U.K.	6,877	5,385	12,862	9,532
Brazil	1,341	934	2,553	1,699
Europe	2,740	2,162	5,521	3,902
Australia	1,538	1,547	2,999	2,922
India	697	615	1,375	1,202
Colombia	527	467	1,064	928
Other Asia	689	626	1,411	1,307
Other	503	463	905	892
	$23,256	$18,286	$45,138	$34,696
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	2022	2021
U.S.	$178,847	$172,952
Canada	54,683	52,989
U.K.	37,963	36,740
Brazil	23,947	22,052
Europe	37,644	32,065
Australia	27,446	20,767
India	20,296	20,935
Colombia	10,701	11,065
Other Asia	12,562	12,866
Other	7,777	8,572
	$411,866	$391,003